Share Capital, Share Premium And Other Capital Reserves (Tables)	12 Months Ended
Dec. 31, 2021
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Summary Of Share Capital And Share Premium

	Quantity				Millions of Russian Rubles
	Ordinary shares	Preference shares	Treasury shares	Shares outstanding	Share capital	Share premium	Treasury shares
At December 31, 2019	137,472,875	134,575	—	137,607,450	6	32,053	—
Issue of shares in the IPO	37,950,000	—	—	37,950,000	3	85,899	—
Issue of shares in the private placement	4,500,000	—	—	4,500,000	—	10,186	—
Issue of shares in conversion of loans	23,484,183	—	—	23,484,183	2	11,088	—
Issue of shares upon exercise of share-based awards	—	188,325	—	188,325	—	33	—
Conversion of preference shares	322,900	(322,900)	—	—	—	—	—
Issue of Class A shares	2	—	—	2	—	—	—
Transaction costs	—	—	—	—	—	(5,820)	—

At December 31, 2020	203,729,960	—	—	203,729,960	11	133,439	—

Issue of shares upon exercise of share-based awards	483,775	—	—	483,775	—	9	—
Issue of shares to employee-benefit trust	12,200,000	—	(12,200,00 0)	—	1	—	(1)
Release of shares from trust (note 27)	—	—	4,108,368	4,108,368	—	1,476	—
At December 31, 2021	216,413,735	—	(8,091,632)	208,322,103	12	134,924	(1)

Summary Of Share Capital

	Authorised		Issued and fully paid
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Ordinary shares of USD 0.001 each	559,999,998	559,999,998	216,413,733	203,729,958
Class A shares of USD 0.001 each	2	2	2	2

	560,000,000	560,000,000	216,413,735	203,729,960

Disclosure Of Information About Other Capital Reserves Explanatory
Other capital reserves

	Convertible loan reserve	Currency translation differences	Total
Balance at January 1, 2020	1,043	—	1,043
Convertible loan	(1,043)	—	(1,043)
Balance at December 31, 2020	—	—	—
Other comprehensive income	—	(3)	(3)
Balance at December 31, 2021	—	(3)	(3)